UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21280______

_______BlackRock Preferred Opportunity Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred Opportunity Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)
BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares		Description	Value

			LONG-TERM INVESTMENTS—146.8%
			Preferred Securities—59.3%
			Consumer Products—0.4%
BBB-	20,000	[2]	Dairy Farmers of America, Inc., 7.875%	$ 1,970,626

			Energy—3.0%
BB+	5,000		Devon Energy Corp., Ser. A, 6.49%	505,156
B-	115,000		Hanover Compressor Capital Trust, 7.25%	5,948,375
Baa3	275,000		Nexen, Inc., 7.35% (Canada)	7,128,000

				13,581,531

			Financial Institutions—40.3%
A3	600		ABN Amro NA, Inc., 6.46%	606,750
Baa2	300,000		ACE Ltd., Sec. C, 7.80% (Cayman Islands)	7,856,250
A3	47,000	[3]	Aegon NV, Ser. 1, 5.785% (Netherlands)	1,203,200
BBB-	340,000		Arch Capital Group Ltd., 8.00% (Bermuda)	8,659,392
			Axis Capital Holdings Ltd. (Bermuda)
BBB-	217,000		Ser. A, 7.25%	5,296,970
BBB-	32,000		Ser. B, 7.50%	3,219,002
A2	30,000		Banesto Holdings Ltd., Ser. A, 10.50%	915,939
A	100,000		Bear Stearns Co., Inc., Ser. E, 6.15%	5,009,380
BB	60,000		Chevy Chase Preferred Capital Corp., Ser. A, 10.375%	3,202,500
A-	80,000		CIT Group, Inc., 6.35%	2,016,000
A3	23,600		Citigroup Capital I, 6.75%	589,764
AA	40,000		Citigroup Capital X, 6.10%	965,200
AA	50,000		Citigroup Capital XI, 6.00%	1,191,500
BB	80,000		Colonial Capital Trust IV, 7.875%	2,044,000
			Credit Suisse First Boston, Inc.,
Aa3	11,100		6.25%	270,285
Aa3	12,300		7.00%	313,650
Baa3	300,000		Endurance Specialty Holdings Ltd., 7.75% (Bermuda)	7,266,000
A-	72,500		Everest Re Capital Trust, 7.85%	1,857,812
A-	30,000		Everest Re Capital Trust II, Ser. B, 6.20%	670,500
AA	15,200		Financial Security Assurance Holdings Ltd., 5.60%	350,664
			First Republic Bank,
BBB-	185,000		6.25%	4,717,500
BBB-	277,200		6.70%	7,016,625
BBB-	120,000		First Republic Preferred Capital Corp., 7.25%	2,988,000
Aa3	85,000		Fleet Capital Trust VII, 7.20%	2,135,200
Aa3	26,100		Fleet Capital Trust VIII, 7.20%	659,808
			Goldman Sachs Group, Inc.,
Aa3	102,900		6.00%	2,398,856
A+	200,000		Ser. B, 6.20%	5,128,000
AA-	200,000		HSBC Holdings PLC, 6.20%, 12/31/49 (United Kingdom)	4,892,000
A	76,700		ING Groep NV, 7.05% (Netherlands)	1,941,469
A1	80,000		J.P. Morgan Chase Capital XII, 6.25%	2,010,000
A3	117,200		KeyCorp Capital V, 5.875%	2,746,875
A	113,400		Lehman Brothers Holdings Capital Trust III, Ser. K, 6.375%	2,813,737
A	90,000		Lehman Brothers Holdings Capital Trust IV, Ser. L, 6.375%	2,236,500
A	31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,545,281
A+	20,000		Merrill Lynch Preferred Capital Trust III, 7.00%	508,126
A+	86,900		Merrill Lynch Preferred Capital Trust V, 7.28%	2,228,985
A-	425,000		MetLife, Inc., Ser. B, 6.50%	10,871,500
Aa3	1,300		Morgan Stanley, 7.05%, 4/01/32	32,581
A+	187,000		Morgan Stanley Capital Trust III, 6.25%	4,555,320
BBB	7,200		News Corp. Ltd., Ser. 9, Class 1, 8.125%	185,760
A	209,400		PartnerRe Ltd., Ser. C, 6.75% (Bermuda)	5,202,292
BBB	79,385		Phoenix Cos., Inc., 7.45%	1,985,419
BBB+	18,400		PLC Capital Trust IV, 7.25%	466,326
A-	109,975		Principal Financial Group, 6.518%	2,969,325
			RenaissanceRe Holdings Ltd. (Bermuda)
BBB	271,725		Ser. B, 7.30%	6,886,544
BBB	100,000		Ser. C, 6.08%	2,150,000
BBB-	30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,168,750
AA-	375,000		Royal Bank of Scotland Group PLC ADR, 6.35% (United Kingdom)	9,442,500

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares		Description	Value

			Financial Institutions—(cont’d)
			Safeco Capital Trust I,
Baa2	4,100		8.072% (CORTS)	$ 106,600
Baa2	23,600		8.25% (SATURNS)	611,791
Baa2	2,000		8.375% (CORTS)	52,040
Baa2	14,700		8.70% (CORTS)	402,339
Baa2	29,200		8.75% (CORTS)	847,092
A	5,000		SLM Corp., Ser. A, 6.97%	266,094
A-	50,600		Sprint Corp., 7.00%	1,270,060
A-	103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,504,258
A	60	[2]	Union Planters Preferred Funding Corp., 7.75%	6,802,920
Aa3	150,000		USB Capital VII, 5.875%	3,456,000
BBB-	11,100		Valero Energy Corp., 7.25%	287,046
A2	404,400		Wachovia Preferred Funding Corp., Ser. A, 7.25%	11,070,450
Baa1	5,200		Washington Mutual Capital I, 7.65%	133,575
Baa1	143,865		Zions Capital Trust, 8.00%	3,771,968
Baa2	2,000	[2]	Zurich Regcaps Funding Trust, 6.58%	2,069,375

				181,039,645

			Media—2.6%
BBB+	253,100		AOL Time Warner, Inc., Ser. A-1, 7.625%	6,598,317
BBB	110		Comcast Corp., 2.00%, 11/15/29	5,034,150

				11,632,467

			Real Estate—13.0%
			BRE Properties,
BBB-	225,000		Ser. C, 6.75%	5,537,250
BBB-	80,000		Ser. D, 6.75%	1,957,504
BBB-	238,888		CarrAmerica Realty Corp., Ser. E, 7.50%	6,015,200
BBB-	120,000		Developers Diversified Realty Corp., 7.375%	2,988,756
			Duke Realty Corp.,
BBB	90,000		Ser. J, 6.625%	2,223,900
BBB	160,800		Ser. K, 6.50%	3,964,733
BBB	100,000		Ser. M, 6.95%	2,580,000
BBB+	172,000		Kimco Realty Corp., Ser. F, 6.65%	4,283,884
BBB+	255,200		NB Capital Corp., 8.35%	6,737,280
			Regency Centers Corp.,
BBB	75,000		6.70%	1,856,250
BBB	324,000		7.45%	8,312,641
Aa3	30	[2]	Sun Trust Real Estate Investment Corp., 9.00%	4,016,250
A-	320,000		Weingarten Realty Investors, Ser. D, 6.75%	8,128,000

				58,601,648

			Total Preferred Securities	266,825,917

	Principal
	Amount
	(000)

			Trust Preferred Securities—34.0%
			Energy—1.8%
BB+	$ 3,000		HL&P Capital Trust II, 8.257%, 2/01/37	3,052,500
BBB-	4,655		KN Capital Trust III, 7.63%, 4/15/28	4,964,325

				8,016,825

			Financial Institutions—29.5%
BB+	4,500		AFC Capital Trust I, 8.207%, 2/03/27	4,661,744
A2	6,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,084,000
A3	9,774		AXA SA, 7.10%, 5/29/49 (France)	9,826,734
A+	3,557		BNP Paribas Capital Trust V, 7.20%, 12/31/49	3,592,570
BBB-	1,100		Colonial Capital Trust II, 8.92%, 1/15/27	1,168,996
A1	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49	3,030,000
A+	14,500	[2]	Deutsche Bank Capital Funding Trust I, 7.872%, 12/29/49	15,378,990
A+	5,000	[2]	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49	4,843,500
A-	8,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	9,399,246
Baa2	1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,172,479
BBB-	5,000		Greenpoint Capital Trust I, 9.10%, 6/01/27	5,389,726
A1	5,000		HBOS Capital Funding LP, 6.85%, 3/29/49	5,012,500
A-	1,400		HUBCO Capital Trust I, 8.98%, 2/01/27	1,514,780
A-	3,000		HUBCO Capital Trust II, 7.65%, 6/15/28	3,223,500
A1	1,000		JPM Capital Trust II, 7.95%, 2/01/27	1,055,971

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
A	$12,700	[2,3]	Lehman Brothers Holdings E-Capital Trust I, 5.55%, 8/19/65	$ 12,678,410
BBB+	10,000	[2]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,658,700
BB+	3,145		Markel Capital Trust I, 8.71%, 1/01/46	3,313,586
A	2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,065,008
BBB-	3,000		North Fork Capital Trust II, 8.00%, 12/15/27	3,206,096
BBB+	5,000		Old Mutual Capital Funding, 8.00%, 5/29/49 (United Kingdom)	5,212,500
A1	3,000		RBS Capital Trust, 6.80%, 12/31/49	3,008,317
A+	4,600	[2]	State Street Institutional Capital A, 7.94%, 12/30/26	4,843,274
A+	7,500	[2]	Sun Life of Canada U.S. Capital Trust I, 8.526%, 5/29/49	8,012,550
BB+	5,000	[2]	Webster Capital Trust I, 9.36%, 1/29/27	5,341,807

				132,694,984

			Real Estate—2.7%
BB+	8,180	[2]	Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,942,800

			Total Trust Preferred Securities	152,654,609

			Corporate Bonds—52.0%
			Aerospace & Defense—0.4%
B-	1,770		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,840,800

			Automotive—0.9%
BB+	25		ArvinMeritor, Inc., 8.75%, 3/01/12	24,875
B-	30		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	29,400
B+	440		Lear Corp., 5.75%, 8/01/14	355,300
CCC+	250		Metaldyne Corp., 10.00%, 11/01/13	233,750
B3	2,850		Rexnord Corp., 10.125%, 12/15/12	3,127,875
B	120		Tenneco, Inc., 8.625%, 11/15/14	120,000

				3,891,200

			Basic Materials—1.6%
B+	120		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	117,600
B-	100	[2,3]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 10.568%, 7/15/10	102,000
B-	2,145		Caraustar Industries, Inc., 9.875%, 4/01/11	2,257,612
B+	200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	202,750
B2	220	[3]	Huntsman LLC, 12.318%, 7/15/11	231,550
B-	600	[2]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	570,000
			Lyondell Chemical Co.,
BB+	2,235		11.125%, 7/15/12	2,458,500
BB+	465		Ser. A, 9.625%, 5/01/07	480,113
B3	450		NewPage Corp., 10.00%, 5/01/12	474,750
BB+	340	[3]	Nova Chemicals Corp., 7.561%, 11/15/13 (Canada)	340,000

				7,234,875

			Building & Development—1.0%
B2	260	[2]	Compression Polymers Corp., 10.50%, 7/01/13	265,200
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	309,000
B-	695		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	686,312
BB+	3,250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	2,981,875
B	170		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	180,200

				4,422,587

			Consumer Products—1.5%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	112,988
B+	3,000		Cenveo Corp., 9.625%, 3/15/12	3,225,000
B-	145		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	127,237
B	110		Gold Kist, Inc., 10.25%, 3/15/14	118,800
B-	140	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	133,000
B-	1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,244,250
B	460	[3]	Levi Strauss & Co., 9.74%, 4/01/12	476,100
CCC-	335		Movie Gallery, Inc., 11.00%, 5/01/12	165,825
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	285,750
B-	750	[2]	Rite Aid Corp., 6.125%, 12/15/08	723,750

				6,612,700

			Containers & Packaging—0.2%
B1	385	[2]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	399,438
B+	330		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	339,900

				739,338

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Ecological Services & Equipment—0.1%
BB-	$ 290		Allied Waste NA, Inc., 5.75%, 2/15/11	$ 274,775

			Energy—3.2%
BB	3,000		AES Corp., 8.875%, 2/15/11	3,240,000
B2	235		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	242,050
B	220	[2]	Chaparral Energy, Inc., 8.50%, 12/01/15	228,250
BB	30	[2]	Chesapeake Energy Corp., 6.875%, 11/15/20	30,450
B-	285		Clayton Williams Energy, Inc., 7.75%, 8/01/13	266,475
BB-	85		CMS Energy Corp., 8.50%, 4/15/11	92,225
BB-	210		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	216,300
			Compton Petroleum Finance Corp. (Canada)
B	130		7.625%, 12/01/13	130,650
B	220	[2]	7.625%, 12/01/13	221,100
B2	710		Dresser, Inc., 9.375%, 4/15/11	743,725
B+	1,190	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	1,359,575
B	280	[2]	Hilcorp Energy I LP/Hilcorp Finance Corp., 7.75%, 11/01/15	279,300
B+	18		Midwest Generation LLC, 8.56%, 1/02/16	19,363
			Mirant Americas Generation LLC,
B	50		8.30%, 5/01/11	51,625
B	60		9.125%, 5/01/31	64,277
B-	130	[2]	Ocean Rig AS, 8.375%, 7/01/13 (Norway)	139,750
B-	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,326,125
			Reliant Energy, Inc.,
BB-	210		6.75%, 12/15/14	186,900
BB-	50		9.25%, 7/15/10	50,125
B	200		Roseton/Danskammer, 7.27%, 11/08/10	202,000
B-	420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	439,950
B2	55		Whiting Petroleum Corp., 7.00%, 2/01/14	54,450
			Williams Cos., Inc.,
B+	2,000		7.125%, 9/01/11	2,057,500
B+	505		8.75%, 3/15/32	589,587

				14,231,752

			Entertainment & Leisure—0.2%
B3	435	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	444,788
B	130		Poster Financial Group, Inc., 8.75%, 12/01/11	136,825
B+	130	[2]	San Pasqual Casino, 8.00%, 9/15/13	131,300
B+	40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	39,100

				752,013

			Financial Institutions—38.0%
AA-	9,605	[2,4]	American General Institute Capital, 7.57%, 12/01/45	11,039,444
BB	415		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	408,775
Aa3	5,000		BAC Capital Trust V, 5.625%, 3/08/35	4,651,216
AA	10,000	[2]	Barclays Bank PLC, 7.375%, 6/29/49 (United Kingdom)	10,750,800
B	300		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	332,250
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,025,000
			E*Trade Financial Corp.,
B+	125		7.375%, 9/15/13	127,500
B+	170		7.875%, 12/01/15	180,200
BB	4,455		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	4,009,500
BBB	11,500		First Midwest Capital Trust I, 6.95%, 12/01/33	12,079,726
BB	125		Ford Motor Credit Co., 7.25%, 10/25/11	112,373
B-	70		Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 7/15/14	72,275
AA-	7,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	6,840,306
AA-	10,000	[2]	HSBC Capital Funding LP, 4.61%, 12/29/49 (Jersey Channel Islands)	9,179,810
A1	5,000		JP Morgan Chase Capital XVII, 5.85%, 8/01/35	4,647,960
BBB-	9,000		Kingsway America, Inc., 7.50%, 2/01/14	9,116,535
A+	7,399		Lloyds Bank Ltd., 6.90%, 10/10/49 (United Kingdom)	7,417,497
BBB	9,000	[3]	MUFG Capital Finance 1 Ltd., 6.346%, 7/29/49 (Cayman Islands)	9,000,000
B-	540	[2]	Basell AF SCA, 8.375%, 8/15/15 (Luxembourg)	540,675
NA	8,000		Prudential PLC, 6.50%, 6/29/49 (United Kingdom)	7,944,000
AA	10,000	[2]	Rabobank Capital Funding II, 5.26%, 12/31/49	9,603,080
A-	10,000		Reinsurance Group of America, Inc., 6.75%, 12/15/65	9,483,254
A3	4,000		Resparcs Funding Ltd., 8.00%, 12/30/49 (Hong Kong)	4,130,000
			Skandinaviska Enskilda Banken AB (Sweden)
A	7,185	[2]	4.958%, 3/29/49	6,670,734
A	5,000	[2]	5.471%, 3/29/49	4,733,920

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Ba1	$ 2,000		Sovereign Capital Trust, 9.00%, 4/01/27	$ 2,129,731
Caa1	30		Standard Aero Holdings, Inc., 8.25%, 9/01/14	26,175
AA+	3,894	[5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	3,893,628
AA	10,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	11,157,150
B-	60	[3]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	61,200
A+	5,000		Wachovia Capital Trust III, 5.80%, 3/15/42	4,908,594
Aa3	60		Western Financial Bank, 9.625%, 5/15/12	67,050
A2	3,000	[2]	Westpac Capital Trust IV, 5.256%, 12/29/49	2,811,609
			ZFS Finance USA Trust I,
Baa2	5,000	[2]	6.06%, 12/15/65	5,009,500
Baa2	7,000	[2]	6.45%, 12/15/65	6,790,000

				170,951,467

			Health Care—0.2%
B	220	[2]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	221,100
B3	260		Select Medical Corp., 7.625%, 2/01/15	234,650
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	538,200

				993,950

			Industrials—0.3%
B-	75		Ahern Rentals, Inc., 9.25%, 8/15/13	78,188
CCC+	1,205		Trimas Corp., 9.875%, 6/15/12	1,063,412
Caa1	225		United Rentals NA, Inc., 7.00%, 2/15/14	216,000

				1,357,600

			Media—1.3%
B-	200		Allbritton Communications Co., 7.75%, 12/15/12	201,500
B+	230	[3,6]	Cablevision Systems Corp., 9.62%, 4/01/09	242,650
BB-	350		CSC Holdings, Inc., 7.875%, 12/15/07	357,875
B	1,950		Dex Media West LLC/Dex Media Finance Co., 9.875%, 8/15/13	2,152,312
BB-	75	[2]	Echostar DBS Corp., 7.125%, 2/01/16	73,688
B2	220	[2]	Network Communications, Inc., 10.75%, 12/01/13	223,850
B3	330		Nexstar Finance, Inc., 7.00%, 1/15/14	311,850
B2	350	[2,3]	Paxson Communications Corp., 8.318%, 1/15/12	352,625
			Primedia, Inc.,
B2	40		8.00%, 5/15/13	36,800
B2	280	[3]	10.124%, 5/15/10	285,600
BBB+	719		TCI Communications, Inc., 7.875%, 2/15/26	785,595
B3	650		Vertis, Inc., 9.75%, 4/01/09	666,250

				5,690,595

			Real Estate—1.4%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,641,378
BB+	2,000		5.375%, 11/26/13	1,872,003

				6,513,381

			Technology—0.4%
B+	210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	211,838
B+	120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	132,300
			MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. (Luxembourg)
B2	20		8.00%, 12/15/14	18,700
Ba3	90	[3]	8.16%, 12/15/11	91,125
BB	60		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	60,975
			Sungard Data Systems, Inc.,
B-	115	[2]	9.125%, 8/15/13	121,325
B-	375	[2,3]	9.431%, 8/15/13	393,750
B-	320	[2]	10.25%, 8/15/15	336,800
B	460		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	463,450
B-	110		UGS Corp., 10.00%, 6/01/12	121,000

				1,951,263

			Telecommunications—1.0%
BB-	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	299,425
B3	190	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	187,150
Caa1	200		Intelsat Ltd., 5.25%, 11/01/08 (Bermuda)	188,500

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
B2	$ 80		8.25%, 1/15/13	$ 81,400
B2	355		8.625%, 1/15/15	367,425
B2	365	[3]	9.614%, 1/15/12	373,212
			Lucent Technologies, Inc.,
B1	25		6.45%, 3/15/29	22,625
B1	185		6.50%, 1/15/28	165,113
B2	80		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	73,400
			Qwest Corp.,
BB+	1,845		7.875%, 9/01/11	1,967,231
BB+	460	[3]	8.16%, 6/15/13	503,700
B+	420	[2]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	452,025

				4,681,206

			Transportation—0.3%
B	90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	91,800
BB-	70	[2]	Hertz Corp., 8.875%, 1/01/14	72,800
B3	32		Horizon Lines LLC, 9.00%, 11/01/12	33,840
B+	80		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	81,600
B	1,095		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	1,029,300

				1,309,340

			Total Corporate Bonds	233,448,842

			U.S. Government and Agency Securities—1.5%
	2,000		U.S. Treasury Bonds, 5.375%, 2/15/31	2,105,000
	4,600		U.S. Treasury Notes, 4.50%, 2/28/11	4,532,438

			Total U.S. Government and Agency Securities	6,637,438

			Total Long-Term Investments (cost $655,264,930)	659,566,806

			SHORT-TERM INVESTMENTS—1.5%
			U.S. Government and Agency Zero Coupon Bonds—1.5%
			Federal Home Loan Bank Discount Notes,
	3,081	[7]	4.502%, 4/05/06	3,079,463
	3,200	[7]	4.552%, 4/03/06	3,199,191
	700	[7]	U.S. Treasury Bills, 4.359%, 4/06/06	699,578

			Total Short-Term Investments (cost $6,978,232)	6,978,232

			Total investments before borrowed bonds and investments sold short (cost $662,243,1618)	666,545,038

			BORROWED BONDS—7.4%
			U.S. Treasury Notes,
	14,268	[7]	3,25%, 4/12/06	14,267,894
	18,919	[7]	4.30%, 4/07/06	18,918,787

			Total Borrowed Bonds (cost $33,186,681)	33,186,681

			INVESTMENTS SOLD SHORT—(7.3)%
	(33,605)		U.S. Treasury Notes, 4.50%, 11/15/15-2/15/16	(32,629,716)

			Total investments net of borrowed bonds and investments sold short—148.4%	$ 667,102,003
			Other assets in excess of liabilities—0.7%	3,203,581
			Preferred shares at redemption value, including dividends payable—(49.1)%	(220,846,873)

			Net Assets Applicable to Common Shareholders—100%	$ 449,458,711

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch’s ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 39.6% of its net assets, with a current market value of $178,207,284, in securities restricted as to resale.
[3]	Rate shown is interest rate as of March 31, 2006.
[4]	Security, or a portion thereof, pledged as collateral with a value of $2,936,441 on 338 short U.S. Treasury Bond futures contracts and 96 short U.S. Treasury Note futures contracts expiring June 2006. The notional value of such contracts on March 31, 2006 was $47,108,313, with an unrealized gain of $645,423.
[5]	Illiquid Security. As of March 31, 2006, the Trust held 0.9% of its net assets, with a current market value of 3,893,628.
[6]	Security is fair valued.
[7]	Rate shown is the yield to maturity as of March 31, 2006.
[8]	Cost for Federal income tax purposes is $662,568,219. The net unrealized appreciation on a tax basis is $3,976,819, consisting of $13,137,586 gross unrealized appreciation and $9,160,767 gross unrealized depreciation.
[9]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

A category in the Preferred Securities, Trust Preferred Securities and Corporate Bonds sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

BlackRock Preferred Opportunity Trust (BPP) (continued)

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipts	SATURNS	—	Structured Asset Trust Unit Repackagings
CORTS	—	Corporate Backed Trust Securities

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Preferred Opportunity Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006